Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
April 30, 2021
T16-QTLY-0621
1.9862676.106

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.0%
Diversified REITs – 4.0%
Alexander & Baldwin, Inc.	86,439	$ 1,584,427
American Assets Trust, Inc.	59,455	2,083,898
Armada Hoffler Properties, Inc.	76,379	1,041,046
Colony Capital, Inc.	577,178	4,040,246
Empire State Realty Trust, Inc. Class A	182,528	2,078,994
Essential Properties Realty Trust, Inc.	120,394	3,153,119
Gladstone Commercial Corp.	47,383	996,938
Global Net Lease, Inc.	112,112	2,152,550
iStar, Inc.	99,911	1,849,353
One Liberty Properties, Inc.	25,976	646,023
PS Business Parks, Inc.	23,023	3,738,245
STORE Capital Corp.	259,680	9,293,947
VEREIT, Inc.	234,997	11,242,256
Washington Real Estate Investment Trust	91,139	2,116,248
WP Carey, Inc.	183,781	13,763,359
		59,780,649
Health Care REITs – 8.6%
CareTrust REIT, Inc.	101,879	2,463,434
Community Healthcare Trust, Inc.	31,031	1,580,099
Diversified Healthcare Trust	299,836	1,323,776
Global Medical REIT, Inc.	85,996	1,234,903
Healthcare Realty Trust, Inc.	140,053	4,504,104
Healthcare Trust of America, Inc. Class A	236,263	6,939,044
Healthpeak Properties, Inc.	542,055	18,614,169
LTC Properties, Inc.	39,828	1,693,885
Medical Properties Trust, Inc.	621,923	13,713,402
National Health Investors, Inc.	50,160	3,682,246
Omega Healthcare Investors, Inc.	247,306	9,397,628
Physicians Realty Trust	216,929	4,063,080
Sabra Health Care REIT, Inc.	234,273	4,256,740
Universal Health Realty Income Trust	14,356	961,134
Ventas, Inc.	401,772	22,282,275
Welltower, Inc.	443,408	33,268,902
		129,978,821
Hotel & Resort REITs – 3.7%
Apple Hospitality REIT, Inc.	248,586	3,942,574
Chatham Lodging Trust (a)	79,057	1,096,521
DiamondRock Hospitality Co. (a)	237,613	2,475,927
Host Hotels & Resorts, Inc.	772,478	14,028,201
MGM Growth Properties LLC Class A	169,342	6,099,699
Park Hotels & Resorts, Inc.	268,734	5,995,456
Pebblebrook Hotel Trust	155,859	3,721,913
RLJ Lodging Trust	201,165	3,246,803
Ryman Hospitality Properties, Inc.	60,148	4,730,640
Service Properties Trust	198,090	2,439,478
Summit Hotel Properties, Inc. (a)	137,318	1,396,524
Sunstone Hotel Investors, Inc.	259,365	3,413,243

	Shares	Value

Xenia Hotels & Resorts, Inc.	136,006	$ 2,642,597
		55,229,576
Industrial REITs – 10.4%
Americold Realty Trust	222,626	8,991,864
Duke Realty Corp.	400,046	18,610,140
EastGroup Properties, Inc.	43,465	6,896,157
First Industrial Realty Trust, Inc.	141,537	7,044,297
Industrial Logistics Properties Trust	80,204	1,989,059
Lexington Realty Trust	282,826	3,461,790
Monmouth Real Estate Investment Corp. Class A	119,015	2,199,397
Prologis, Inc.	763,554	88,976,948
Rexford Industrial Realty, Inc.	135,929	7,550,856
STAG Industrial, Inc.	170,175	6,213,089
Terreno Realty Corp.	76,415	4,930,296
		156,863,893
Office REITs – 7.5%
Alexandria Real Estate Equities, Inc.	133,351	24,149,866
Boston Properties, Inc.	158,528	17,335,037
Brandywine Realty Trust	189,877	2,569,036
City Office REIT, Inc.	75,041	820,198
Columbia Property Trust, Inc.	131,796	2,373,646
Corporate Office Properties Trust	118,928	3,334,741
Cousins Properties, Inc.	163,294	5,987,991
Douglas Emmett, Inc.	180,091	6,040,252
Easterly Government Properties, Inc.	85,466	1,831,536
Equity Commonwealth	136,350	3,926,880
Franklin Street Properties Corp.	129,878	685,756
Highwoods Properties, Inc.	112,687	5,047,251
Hudson Pacific Properties, Inc.	171,581	4,823,142
JBG SMITH Properties	135,589	4,421,557
Kilroy Realty Corp.	113,982	7,812,326
Mack-Cali Realty Corp.	97,410	1,593,628
Office Properties Income Trust	56,617	1,571,122
Paramount Group, Inc.	208,437	2,211,516
Piedmont Office Realty Trust, Inc. Class A	135,556	2,524,053
SL Green Realty Corp.	81,063	5,999,473
Vornado Realty Trust	177,462	8,118,886
		113,177,893
Residential REITs – 13.9%
American Campus Communities, Inc.	151,470	6,847,959
American Homes 4 Rent Class A	306,189	11,341,241
Apartment Income REIT Corp.	164,387	7,422,073
Apartment Investment and Management Co. Class A	159,263	1,105,285
AvalonBay Communities, Inc.	148,419	28,496,448
Camden Property Trust	105,909	12,759,916
Centerspace	14,126	994,329
Equity Lifestyle Properties, Inc.	184,052	12,773,209
Equity Residential	395,943	29,390,849
Essex Property Trust, Inc.	69,746	20,262,608

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
Independence Realty Trust, Inc.	132,738	$ 2,235,308
Invitation Homes, Inc.	594,088	20,828,725
Mid-America Apartment Communities, Inc.	122,944	19,342,779
NexPoint Residential Trust, Inc.	27,232	1,365,957
Sun Communities, Inc.	102,885	17,164,305
UDR, Inc.	315,720	14,665,194
UMH Properties, Inc.	60,112	1,294,211
		208,290,396
Retail REITs – 10.3%
Acadia Realty Trust	96,421	2,014,235
Agree Realty Corp.	54,971	3,867,760
Alexander's, Inc.	2,757	764,351
American Finance Trust, Inc.	139,252	1,393,912
Brixmor Property Group, Inc.	331,448	7,404,548
Federal Realty Investment Trust	78,584	8,867,419
Getty Realty Corp.	45,393	1,433,511
Kimco Realty Corp.	475,007	9,975,147
Kite Realty Group Trust	108,377	2,255,325
National Retail Properties, Inc.	187,937	8,724,036
Realty Income Corp.	359,876	24,885,425
Regency Centers Corp.	184,146	11,722,734
Retail Opportunity Investments Corp.	144,255	2,538,888
Retail Properties of America, Inc. Class A	256,282	3,006,188
RPT Realty	111,900	1,422,249
Saul Centers, Inc.	15,556	671,708
Seritage Growth Properties, Class A (a)	55,872	960,998
Simon Property Group, Inc.	349,627	42,563,591
SITE Centers Corp.	189,997	2,802,456
Spirit Realty Capital, Inc.	116,658	5,545,921
Tanger Factory Outlet Centers, Inc.	120,582	2,104,156
The Macerich Co.	139,172	1,919,182
Urban Edge Properties	144,276	2,719,603
Urstadt Biddle Properties, Inc. Class A	43,960	798,753
Weingarten Realty Investors	138,114	4,466,607
		154,828,703
Specialized REITs – 36.6%
American Tower Corp.	462,394	117,804,119
CatchMark Timber Trust, Inc. Class A	75,039	872,704
CoreSite Realty Corp.	41,548	5,047,667
Crown Castle International Corp.	429,106	81,126,780
CubeSmart	214,259	9,071,726
CyrusOne, Inc.	125,825	9,163,835
Digital Realty Trust, Inc.	283,349	43,723,584
EPR Properties	86,559	4,129,730
Equinix, Inc.	81,801	58,958,889
Extra Space Storage, Inc.	139,473	20,738,240
Four Corners Property Trust, Inc.	81,407	2,350,220

	Shares	Value

Gaming and Leisure Properties, Inc.	232,338	$ 10,801,394
Iron Mountain, Inc.	312,805	12,549,737
Lamar Advertising Co. Class A	96,112	9,518,932
Life Storage, Inc.	77,983	7,491,047
National Storage Affiliates Trust	74,393	3,380,418
Outfront Media, Inc.	170,023	4,143,460
PotlatchDeltic Corp.	80,640	4,786,790
Public Storage	167,527	47,101,891
QTS Realty Trust, Inc. Class A	65,147	4,331,624
Rayonier, Inc.	145,747	5,287,701
Safehold, Inc.	17,122	1,210,697
SBA Communications Corp.	118,586	35,542,596
The Geo Group, Inc.	122,311	673,934
Uniti Group, Inc.	222,589	2,537,515
VICI Properties, Inc.	526,003	16,674,295
Weyerhaeuser Co.	799,838	31,009,719
		550,029,244
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,428,179,175
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.9%
Diversified Real Estate Activities – 0.3%
Five Point Holdings LLC Class A (a)	93,543	671,639
Tejon Ranch Co. (a)	36,307	574,377
The RMR Group, Inc. Class A	23,261	920,670
The St. Joe Co.	42,225	1,933,483
		4,100,169
Real Estate Development – 0.4%
Forestar Group, Inc. (a)	34,881	883,885
The Howard Hughes Corp. (a)	46,376	5,005,825
		5,889,710
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)	8,996	456,637
Kennedy-Wilson Holdings, Inc.	141,731	2,912,572
		3,369,209
Real Estate Services – 4.0%
CBRE Group, Inc. Class A (a)	360,707	30,732,236
Cushman & Wakefield PLC (a)	130,667	2,221,339
eXp World Holdings, Inc. (a)	67,875	2,332,185
Jones Lang LaSalle, Inc. (a)	56,567	10,629,505
Marcus & Millichap, Inc. (a)	33,580	1,186,046
Newmark Group, Inc. Class A	202,156	2,173,177
RE/MAX Holdings, Inc. Class A	24,651	905,431
Realogy Holdings Corp. (a)	141,207	2,440,057
Redfin Corp. (a)	101,998	7,219,418
		59,839,394
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		73,198,482
TOTAL COMMON STOCKS (Cost $1,284,395,775)		1,501,377,657

Quarterly Report	3

Money Market Fund – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,841,000)	1,841,000	$ 1,841,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,286,236,775)		1,503,218,657
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%		583,904
NET ASSETS – 100.0%		$ 1,503,802,561

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $128,800 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	56	June 2021	$2,161,600	$76,851	$76,851
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	5